Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock	Capital in Excess of Par Value	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Feb. 01, 2004
Shares Issued, Shares	4,740,000
Shares Issued, Amount	$ 4,740	$ 14,060		$ 18,800
Net (loss)			(104)	(104)
Ending Balance, Amount at Dec. 31, 2005	4,740	14,060	(104)	18,696
Ending Balance, Shares at Dec. 31, 2005	4,740,000
Shares Issued, Shares	360,000
Shares Issued, Amount	360	6,840		7,200
Net (loss)			(20,020)	(20,020)
Ending Balance, Amount at Dec. 31, 2006	5,100	20,900	(20,124)	5,876
Ending Balance, Shares at Dec. 31, 2006	5,100,000
Net (loss)			(981)	(981)
Ending Balance, Amount at Dec. 31, 2007	5,100	20,900	(21,105)	4,895
Beginning Balance, Shares at Dec. 31, 2007	5,100,000
Shares Issued, Shares	1,500,000
Shares Issued, Amount	1,500	58,500		60,000
Net (loss)			(41,539)	(41,539)
Ending Balance, Amount at Dec. 31, 2008	6,600	79,400	(62,644)	23,356
Ending Balance, Shares at Dec. 31, 2008	6,600,000
Shares Issued, Shares	200,000
Shares Issued, Amount	200	49,800		50,000
Net (loss)			(82,765)	(82,765)
Ending Balance, Amount at Dec. 31, 2009	6,800	129,200	(145,409)	(9,409)
Ending Balance, Shares at Dec. 31, 2009	6,800,000
Forward Stock Split 8:1, Shares	54,400,000
Forward Stock Split 8:1, Amount	(1,360)	1,360		0
Stock issued for purchase of mining claims, Shares	5,950,000
Stock issued for purchase of mining claims, Amount	595	6,809,405		6,810,000
Stock issued for financing agreement, Shares	1,218,891
Stock issued for financing agreement, Amount	122	1,045,649		1,045,771
Stock issued for loan conversion, Shares	4,800,000
Stock issued for loan conversion, Amount	480	29,520		30,000
Stock issued for advisory services, Shares	175,000
Stock issued for advisory services, Amount	18	80,582		80,600
Stock issued for consultancy agreement, Shares	350,000
Stock issued for consultancy agreement, Amount	35	184,965		185,000
Stock issued for finders fee agreement, Shares	300,000
Stock issued for finders fee agreement, Amount	30	95,970		96,000
Stock issued with warrant, Shares	83,333
Stock issued with warrant, Amount	8	99,992		100,000
Net (loss)			(1,066,066)	(1,066,066)
Ending Balance, Amount at Dec. 31, 2010	$ 6,728	$ 8,476,643	$ 1,211,475	$ 7,271,896
Ending Balance, Shares at Dec. 31, 2010	67,277,224